Stockholder's Equity - Additional Information (Detail)		3 Months Ended	6 Months Ended
	May 09, 2022 shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 USD ($) NUMBER $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued		264,332,132	264,332,132	264,332,132	235,582,132
Common stock, shares outstanding		235,582,132	235,582,132	235,582,132	235,582,132
Common stock, voting rights			one vote per share
Dividends on common stock | $			$ 0
Common stock reserved for future issuance		9,100,000	9,100,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period for warrants exercised, shares		800,000
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right redemption threshold consecutive trading days			20 days
Class of warrant or right, threshold period for exercise from date of closing public offering			12 months
Term of warrants		5 years	5 years
Class of warrants redemption price per unit | $ / shares		$ 0.01	$ 0.01
Number of securities called by each warrant		1	1
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Class of warrant or right redemption threshold consecutive days from date of closing of business combination			30 days
Class of warrants, Convertible, Stock Price Trigger | $ / shares			$ 18
Class of warrant or right redemption threshold trading days			30 days
Strategic Warrants One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01	$ 0.01
Warrants exercisable to purchase common stock		18,650,000	18,650,000
Stock issued during period for warrants exercised, shares	800,000
Strategic Warrants Two [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 15	$ 15
Warrants exercisable to purchase common stock		12,000,000	12,000,000
Strategic Warrants Three [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Warrants exercisable to purchase common stock		5,000,000	5,000,000
Strategic Warrants [Member]
Class of Stock [Line Items]
Number of electrical vertical take-off and landing for receipt of binding commitments | NUMBER			500
Number of electrical vertical take-off and landing for purchase commitments | NUMBER			200
Number of vertiports | NUMBER			10
Strategic Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	26,550,000
Stock issued during period for warrants exercised, shares	800,000
ZANITE ACQUISITION CORP [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Term of warrants		5 years	5 years
Class of warrant or right redemption threshold consecutive days from date of closing of business combination			30 days